UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22430

Man Long Short Fund

(Exact name of registrant as specified in charter)

123 N. Wacker Drive, 28th Floor Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

With a copy to:
Kirsten Ganschow	Michael S. Caccese
123 N.Wacker Drive, 28th Floor	K & L Gates LLP
Chicago, IL 60606	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111

Registrant’s telephone number, including area code (312)-881-6500

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2010

Item 1. Reports to Stockholders.

Man Long Short Fund

Financial Statements

For the period ended September 30, 2010

(With Independent Auditors’ Report Thereon)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man Long Short Fund:

We have reviewed the accompanying statement of assets and liabilities of Man Long Short Fund (the“Fund”) including the schedule of investments as of September 30, 2010, and the related statement of operations, changes in net assets, and cash flows for the period September 1, 2010 through September 30, 2010. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 24, 2010

MAN LONG SHORT FUND

Statement of Assets and Liabilities
September 30, 2010
(Unaudited)

Assets:
Investments in Hedge Funds, at estimated fair value (cost $25,344,086)	$25,782,324
Investments in affiliated Hedge Funds, at estimated fair value (cost $1,620,000)	1,564,186
Total investments	27,346,510
Cash and cash equivalents	3,000,035
Investment receivable	35,914
Interest receivable	125
Receivable from adviser, net of investment management fee	33,706
Prepaid expenses	24,362
Total assets	30,440,652
Liabilities:
Trustee fees payable	10,000
Legal fees payable	12,500
Audit fees payable	15,714
Accounts payable and accrued expenses	51,453
Total liabilities	89,667
Net assets	$30,350,985
Net assets consist of:
Paid-in-Capital	$30,000,000
Accumulated net investment loss	(31,439)
Net unrealized appreciation on investments	382,424
Net assets	$30,350,985
Net asset value per share outstanding (3,000,000 shares outstanding)	$10.12

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Cost	Fair Value	% of Net Assets
Investments in Hedge Funds(1)
Passive Foreign Investment Companies
Equity Hedge
Long-Short Asia Pacific
Amazon Market Neutral Fund	6,898	$1,890,000	$1,969,191	6.49%
Boyer Allan Pacific Fund, Inc.	1,174	810,000	854,889	2.82%
CC Asia Absolute Return Fund, Ltd.	5,002	810,000	876,320	2.89%
Long-Short Emerging Markets
Nest Fund, Ltd.(2)	728	1,620,000	1,564,186	5.15%
Pollux Brazilian Equities Fund	1,350	1,350,000	1,337,850	4.41%
Long-Short Europe
Calypso Fund	270	270,000	274,158	0.90%
EEA Europe Long Short Fund	13,131	1,350,000	1,363,525	4.49%
Lansdowne UK Equity Fund Limited	5,612	2,124,086	2,209,781	7.28%
Meditor European Hedge Fund (B) Limited	509	270,000	267,029	0.88%
RWC Samsara Fund, Inc.	7,413	810,000	829,162	2.73%
Trafalgar Catalyst Fund	8,100	810,000	807,813	2.66%
Zebedee Focus Fund Limited	13,429	2,160,000	2,141,760	7.06%
Long-Short Global
M Kingdon Offshore, Ltd.	6,529	810,000	834,139	2.75%
Long-Short Japan
AlphaGen Tenro Fund Limited	8,419	1,350,000	1,334,021	4.40%
Whitney New Japan Investors, Ltd.	1,890	1,890,000	1,812,699	5.97%
Long-Short U.S.
Alydar Fund, Ltd.	2,205	270,000	272,160	0.90%
Alysheba Fund, Ltd.	1,080	1,080,000	1,099,440	3.62%
Coatue Offshore Fund, Ltd.	16,200	1,620,000	1,693,215	5.58%
Ivory Offshore Enhanced Fund, Ltd.	810	810,000	815,832	2.69%
Newland Offshore Fund, Ltd.	1,350	1,350,000	1,367,415	4.50%
Seligman Health Spectrum Plus Fund	6,542	810,000	847,503	2.79%
Shannon River Partners, Ltd.	810	810,000	845,235	2.79%
Sursum Offshore Fund, Ltd.	1,080	1,080,000	1,072,531	3.53%
Zaxis Offshore Limited	810	810,000	856,656	2.82%
Total Equity Hedge		26,964,086	27,346,510	90.10%
Total Investments		$26,964,086	$27,346,510	90.10%

All securities are non-income producing.

(1)	Please refer to Note 6, Investments in Portfolio Securities, for more information regarding the liquidity of the Man Long Short Fund's investments.
(2)	Affiliated investment.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Operations
For the Period from September 1, 2010 through September 30, 2010*
(Unaudited)

Investment income:
Dividend income	$160
Total investment income	160
Expenses:
Investment management fees	25,270
Trustee fees	10,000
Legal fees	12,500
Audit fees	15,714
Tender offer fees	15,000
Other expenses	12,091
Total expenses	90,575
Expenses reimbursed by Adviser	(58,976)
Net expenses	31,599
Net investment loss	(31,439)
Net unrealized gain (loss) on investments:
Change in unrealized appreciation (depreciation) on investments	382,424
Net unrealized gain from investments	382,424
Net increase in net assets resulting from operations	$350,985

*	The Man Long Short Fund commenced operations on September 1, 2010.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Changes in Net Assets
For the Period from September 1, 2010 through September 30, 2010*
(Unaudited)

Capital Transactions:
Net assets at September 1, 2010	$100,000
Subscriptions	29,900,000
Net increase in net assets resulting from operations:
Net investment loss	(31,439)
Change in unrealized appreciation (depreciation) on investments	382,424
Net increase in net assets resulting from operations	350,985
Net assets at September 30, 2010	$30,350,985
Accumulated net investment loss	$(31,439)
Class A Share Transactions:
Issued	2,990,000
Change in shares	2,990,000

*	The Man Long Short Fund commenced operations on September 1, 2010.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Cash Flows
For the Period from September 1, 2010 through September 30, 2010*
(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$350,985
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(26,964,086)
Change in unrealized appreciation on investments	(382,424)
Increase in investment receivable	(35,914)
Increase in receivable from adviser	(33,706)
Increase in interest receivable	(125)
Increase in prepaid expenses	(24,362)
Increase in trustee fees payable	10,000
Increase in legal fees payable	12,500
Increase in audit fees payable	15,714
Increase in accounts payable and accrued expenses	51,453
Net cash used in operating activities	(26,999,965)
Cash flows from financing activities:
Subscriptions	29,900,000
Net cash provided by financing activities	29,900,000
Net increase in cash and cash equivalents	2,900,035
Cash and cash equivalents at beginning of period	100,000
Cash and cash equivalents at end of period	$3,000,035

*	The Man Long Short Fund commenced operations on September 1, 2010.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

1. ORGANIZATION

Man Long Short Fund (the “Fund”) was organized on May 25, 2010, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933 (the “1933 Act”), as a non-diversified closed-end management investment company. The Fund commenced operations on September 1, 2010. The Fund has registered 30,000,000 shares of beneficial interest (“Shares”), which may be issued in more than one class.

The Fund’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies. The Fund invests substantially all of its investable assets in hedge funds which are pooled investment vehicles that globally invest in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling (“Hedge Funds”).

The Board of Trustees (the “Board” and each member a “Trustee”) provides broad oversight over the operations and affairs of the Fund. A majority of the Board is comprised of independent trustees. The Board is authorized to engage an investment adviser and has selected Man Investments (USA) LLC, (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an advisory agreement (the “Advisory Agreement”). The Adviser is an Illinois limited liability company registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is also registered as a “commodity trading advisor” and a “commodity pool operator” with the Commodity Futures Trading Commission and is a member of the National Futures Association. Under the Advisory Agreement, the Adviser is responsible for the day-to-day management of the Fund and for the allocation of assets to various Hedge Funds, subject to policies adopted by the Board. Man Investments, Inc. (“MII”), an affiliate of the Adviser, will serve as the investor servicing agent and general distributor and as such, provides or procures investor services and administrative assistance for the Fund. MII can delegate all or a portion of its duties as investor servicing agent to other parties, who would in turn act as sub-servicing agents.

Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be against the Fund. However, Fund management expects the risk of loss to be remote.

The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Class B Shares are subject to a front-end sales load of up to 3.00%. The minimum initial investment in the Fund by any eligible investor is $50,000, and the minimum additional investment in the Fund is $10,000.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH AND CASH EQUIVALENTS

The Fund considers all highly liquid financial instruments with original maturities at the time of purchase of three months or less to be cash equivalents.

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

(c) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(d) ORGANIZATION AND OFFERING COSTS

Organization and initial offering expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. The Adviser has agreed to pay all organizational and initial offering costs.

(e) INVESTMENT SECURITIES TRANSACTIONS

The Fund records investment transactions on a trade-date basis.

Investments that are held by the Fund are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations. Realized gains and losses on investments, including Hedge Funds, are calculated using the first-in first-out method.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis.

(g) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Fund’s administrator (the “Administrator”). The Board’s Valuation Committee has primary responsibility for ensuring that appropriate valuation methods are used to price investments for the Fund.

The Board’s Valuation Committee has adopted valuation polices and procedures and delegated day to day valuation to the adviser’s valuation committee, which applies the Fund’s policies and procedures and interacts with and reports to the Board’s Valuation Committee, as appropriate.

Investments held by the Fund are valued as follows:

•	HEDGE FUNDS — Investments in Hedge Funds are ordinarily carried at fair value based on the valuations provided to the Administrator by the investment managers of such Hedge Funds or the administrators of such Hedge Funds. These Hedge Funds value their underlying investments in accordance with policies established by such Hedge Funds. Prior to the initial investment in any Hedge Fund, the Adviser, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Hedge Fund to determine whether such methods are appropriate for the asset types. All of the Fund’s valuations utilize financial information supplied by each Hedge Fund and are net of management and performance incentive fees or allocations payable to the Hedge Funds’ managers pursuant to the Hedge Funds’ agreements. Generally, Hedge Funds in which the Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. Where no value is readily available from a Hedge Fund or where a value supplied by a Hedge Fund is deemed not to be indicative of the Hedge Fund’s value, the Board Valuation Committee, in consultation with the adviser valuation committee will determine, in good faith, the estimated fair value of the Hedge Fund. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

Hedge Fund for valuation purposes, or whether to adjust such reported value to reflect fair value, consistent with fair value principles used by the Fund for valuing its own investments. Because of the inherent uncertainty of valuation, this fair value may significantly differ from the value that would have been used had a ready market for the investments in Hedge Funds existed. The Fund’s investments in Hedge Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Hedge Funds.

Hedge Funds held by the Fund and other investments made by the Fund may utilize various types of investments and investment strategies, including those described below. The Fund did not invest directly in these investments during the current period.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES — In general, the Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurs between the close of the foreign exchange and the valuation date of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.
•	DEBT SECURITIES — Short-term debt securities with a remaining maturity of sixty days or less as of the valuation date shall be valued by the amortized cost method. Debt securities with a remaining maturity of more than sixty days shall be valued at representative quoted prices.
•	COMMODITIES AND FUTURES CONTRACTS — Futures contracts ordinarily should be valued at the settlement prices established by the exchanges to determine appreciation or depreciation. The fair value of futures contracts subject to daily limits can often be estimated by interpolation with reference to interest rates and either the value of the current delivery month contract or the spot price.
•	FOREIGN CURRENCY — The accounting records of the Fund are maintained in U.S. dollars. Investments of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund may purchase or sell options or enter into futures contracts and swap agreements as part of a strategy to create investment exposure consistent with the Fund’s investment objectives. For the period from September 1, 2010 through September 30, 2010, the Fund had no direct derivative activity.

(i) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to the shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. The Fund intends to acquire interests in hedge funds organized outside the United States that are treated as corporations for U.S. tax purposes and that will generally be treated as passive foreign investment companies (“PFICS”) for federal income tax purposes. Therefore, no federal income or excise tax provision should be required.

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

The Adviser has evaluated the tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the period from September 1, 2010 through September 30, 2010, the Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.

(j) DISTRIBUTION TO SHAREHOLDERS

The Fund will distribute substantially all net investment income and net capital gains at least annually.

Each shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares, unless a shareholder otherwise elects to receive distributions in cash. Generally, for U.S. federal income tax purposes, shareholders receiving Shares under the DRP will be treated as having received a distribution equal to the amount of cash they would have received had the shareholder not participated in the DRP.

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments, see Footnote 3 for these additional disclosures. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally, purchases, sales, issuances, and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 rollforward activity for purchases, sales, issuances, and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. The Fund has adopted a policy of recognizing significant transfers between Levels at reporting period end. As of September 30, 2010, there were no significant transfers between Levels 1, 2, or 3 from the valuation input levels used on September 1, 2010. The Fund has early adopted the second phase of ASU 2010-06 and is disclosing purchases and sales on a gross basis in the Level 3 rollforward accordingly.

3. FAIR VALUE MEASUREMENTS

The Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — investments that can be fully redeemed at the net asset value in the “near term”
•	Level 3 — investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2010 of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments
Passive Foreign Investment Companies
Equity Hedge	$—	$24,819,156	$2,527,354	$27,346,510
Total Investments	$—	$24,819,156	$2,527,354	$27,346,510

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of September 1, 2010	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2010
Investments
Passive Foreign Investment Companies
Equity Hedge	$—	$2,430,000	$—	$—	$97,354	$2,527,354
Total Investments	$—	$2,430,000	$—	$—	$97,354	$2,527,354

The change in unrealized appreciation/depreciation in the table above is reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2010 is $97,354.

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date.

Certain Hedge Funds in which the Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Hedge Funds in which the Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

A listing of the investments held by the Fund and their attributes as of September 30, 2010, that may qualify for these valuations are shown in the table below.

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000's)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Equity Hedge(a)	Designed to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility	$27,347	Monthly-Quarterly	30-90	0-2 years; up to 5% redemption fee

*	The information summarized in the table above represents the terms for a majority of the investments in Hedge Funds within the specified investment category. Individual Hedge Funds may have terms that are different than the terms indicated for the investment category as a whole. In addition, most Hedge Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Hedge Funds, would generally be the net asset value as provided by the fund or its administrator.
(a)	This category includes Hedge Funds that may rely upon specific regional or industry expertise to identify investment opportunities. Industry-focused Hedge Fund Managers may, for example, focus on specific industry sectors such as technology, health care and financials. Hedge Fund Managers’ geographic focus may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, long-short equity Hedge Fund Managers may be value-oriented, growth-oriented or opportunistic.

4. SHAREHOLDER ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first day of each month, the Fund will issue new Shares. No market exists for the Shares, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust. The Fund reserves the right to reject or suspend any contribution at any time. The Fund reserves the right to reject any applications for Shares.

(b) REPURCHASE OF SHARES

From time to time, the Fund will offer to repurchase outstanding Shares pursuant to written tenders by Shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding Shares. In determining whether the Fund should offer to repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. The Adviser currently expects that the Fund will make approximately twelve offers to repurchase Shares over the course of each calendar year.

5. INVESTMENT RISKS

In the normal course of business, the Hedge Funds in which the Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Hedge Funds is limited to the value of the investment in such Hedge Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Fund’s overall portfolio.

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

Hedge Funds selected by the Fund typically manage portfolios of both long and short positions in equity securities. The success of such Hedge Fund Managers depends largely on their ability to identify mispriced securities. Individual Hedge Funds may incorrectly size their positions despite position and risk limits. Long-short equity Hedge Fund Managers rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long-short equity Hedge Fund Managers typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

6. INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of September 30, 2010, the Fund held investments in Hedge Funds. From time to time the Fund may have advanced subscriptions in Hedge Funds. At September 30, 2010 there were no advanced subscriptions in Hedge Funds.

(b) AFFILIATED HEDGE FUNDS

At September 30, 2010, the Fund’s investments in certain Hedge Funds may be deemed to be investments in affiliated issuers under the 1940 Act, because the Fund and its affiliates own more than a 25% interest in the Hedge Funds. The activity resulting from investments in these Hedge Funds, including interest income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these Hedge Funds and activity is shown below:

	Shares 9/1/2010	Shares 9/30/2010	Fair Value 9/1/2010	For the Period 9/1/2010 through 9/30/2010
Hedge Funds				Cost of Purchases	Cost of Sales	Change in Appreciation/ (Depreciation)	Fair Value 9/30/2010	Interest/ Dividend Income	Realized Gain/(Loss) on Investments
Nest Fund, Ltd.	—	728	$—	$1,620,000	$—	$(55,814)	$1,564,186	$—	$—
			$—	$1,620,000	$—	$(55,814)	$1,564,186	$—	$—

7. ADMINISTRATION AND CUSTODIAN AGREEMENT

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Fund’s administrator, fund accounting agent and transfer agent (the “Administrator”). For its services as Administrator, the Fund pays Citi a monthly administration fee which is not expected to exceed 0.065%, subject to certain minimum fees, of the aggregate value of outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares). Citi has contractually agreed to waive minimum fees for the first six months of operations, during which time basis point fees will apply. The administration fee is charged to all Share classes.

Citibank N.A. (“Citibank”) serves as the Fund’s custodian. Pursuant to a custodian agreement, Citibank maintains custody of the Fund’s assets. In consideration of these services to the Fund, the Fund pays Citibank a monthly fee which is not expected to exceed 0.025% of the aggregate value of all outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares). In addition, Citibank may charge the Fund for transaction related costs and is entitled to reimbursement of certain expenses.

8. RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

Under the terms of the Advisory Agreement between the Adviser and the Fund, the Adviser is entitled to receive a management fee at an annual rate of 1.00%, based on the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month. The management fee is accrued monthly and payable quarterly in arrears (before any repurchases of Shares).

MAN LONG SHORT FUND

Notes to Financial Statements
For the Period from September 1, 2010 through September 30, 2010
(Unaudited)

The Adviser has contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment related costs, extraordinary costs, and the costs associated with the underlying Hedge Funds) to 1.25% for Class A Shares and 2.25% for Class B Shares (the “Expense Limitation Agreement”) for an initial period of two years, through August 25, 2012. Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty days prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.25% and 2.25%, respectively, for Class A Shares and Class B Shares. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above.

(b) DISTRIBUTION AND SERVICING AGREEMENT

In consideration for providing or procuring investor services and administrative assistance to the Fund, MII will receive an investor distribution and servicing fee equal to 1.00% (on an annualized basis) of the Fund’s aggregate monthly net assets of Class B Shares, calculated at the end of each month (before any repurchases of Shares), and payable quarterly in arrears. Class A Shares are not subject to any investor distribution and servicing fee.

9. FINANCIAL HIGHLIGHTS

Class A Shares For the period from September 1, 2010 through September 30, 2010(1)
Per share operating performance:
Net asset value, beginning of period	$10.00
Income from operations:
Net invesment loss(2)	(0.01)
Net unrealized gain from investments	0.13
Net increase resulting from operations	0.12
Net asset value, end of period	$10.12
Net investment loss to average net assets(3)	1.26%
Total gross operating expenses to average net assets(3)	3.58%
Total net operating expenses to average net assets(3)	1.25%
Portfolio turnover	0.00%
Total return(4)	1.20%
Net assets, end of period (000's)	$30,351

(1)	The Man Long Short Fund commenced operations on September 1, 2010.
(2)	Calculated using average shares measured at the end of each month during the period.
(3)	Ratios are calculated by dividing by average net assets measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.
(4)	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements or disclosures as of September 30, 2010.

MAN LONG SHORT FUND

Supplemental Information
September 30, 2010
(Unaudited)

Trustees and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

The Fund will pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $30,000, and meeting fees of $1,000 (or $500 in the case of telephonic meetings) and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof. Trustees are also reimbursed by the Fund for their travel and expenses related to Board Meetings. In the interest of retaining Independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Fund as of September 30, 2010.

Asset Class(1)	Fair Value	%
Equity Hedge	$27,346,510	100.00%
Total Investments	$27,346,510	100.00%

(1)	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Fund.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q (when it becomes available) may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-866-436-2512; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees of the Fund. The SAI is available, without charge, upon request by calling 1-866-436-2512.

Board Consideration of the Investment Management Agreement

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Approval is included:

At an organizational meeting held in person on August 17, 2010, the Board of Trustees (“Board”) discussed the materials previously provided to them and reviewed the nature, quality and scope of the services to be provided by Man Investments (USA) LLC (“Adviser”) to Man Long Short Fund (“Fund”). The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as other matters the Board determined to be relevant. The Board members who are not “interested persons,” as defined in the Investment Company Act of 1940, of the Adviser (“Independent Trustees”) reviewed materials reports from third parties and management about the factors to consider and engaged in a lengthy discussion in considering the terms and approval of the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser to the Fund under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of the Adviser's investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services to be provided to the Fund under the Advisory Agreement. The Board reviewed and considered the qualifications of the members of the investment board of the Adviser, and the portfolio managers, who will provide the investment advisory services to the Fund and the current staffing levels and additions. The Board received information regarding the internal organization of Man Investments globally, the Adviser's role, and the commitment of resources to the Adviser. In addition, the Board and the Independent Trustees noted the Adviser’s past efforts and management of other registered investment companies. The Board also noted the materials from and discussion by Fund’s Chief Compliance Officer. The Board concluded that the services to be provided by the Adviser were anticipated to be of a quality that would enable the Fund to succeed.

PERFORMANCE OF COMPARABLE FUNDS MANAGED BY THE ADVISER AND OTHER ADVISERS, AND ANTICIPATED FEES AND EXPENSES OF THE FUND RELATIVE TO COMPARABLE FUNDS MANAGED BY THE ADVISER AND OTHER ADVISERS

The Board undertook an extensive discussion with the Adviser concerning the performance of a variety of funds that could be considered peer group funds, along with the objectives of the Fund. The Board compared the advisory fee and anticipated total expense ratios for the Fund, along with the fee waiver agreement, with various comparative data, including information on the relevant peer funds, and private funds. The Board noted that the Adviser agreed to cap expenses for the Fund. The Board concluded that based on the information it had received that the advisory fee was fair relative to the anticipated benefits from the Fund to investors and that such fee was reasonable and appropriate.

ANTICIPATED PROFITABILITY OF THE ADVISER AND AFFILIATES AND OTHER MATTERS

The Board considered and reviewed the advisory fees and services to be supplied by the Adviser and the estimated costs to be incurred in performing such services for the Fund. The Board noted that allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology, but appeared reasonable. The Board determined that, based on the newness of the Fund, and its expected relative size, economies of scale were not likely to be notably present for a period of time, and were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall out benefits that accrued to the Adviser as a response to managing the Fund. Based on review of the information received, the Board concluded that the advisory fee was reasonable in relation to the services to be provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material the Board determined to approve the Advisory Agreement for an initial term of two years.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Man Long Short Fund

By (Signature and Title)	/s/ John B. Rowsell
John B. Rowsell
Trustee and President

Date   November  19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Rowsell
John B. Rowsell
Trustee and President

Date    November 19, 2010

By (Signature and Title)	/s/ Alicia Derrah
Alicia Derrah
Treasurer and Principal Financial and Accounting Officer

Date   November 19,  2010